Condensed Consolidated Statements of Operations and Comprehensive Loss - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2022	Mar. 31, 2023	Mar. 31, 2022
Income Statement [Abstract]
REVENUE	$ 2,972,972	$ 2,459,181	$ 8,885,034	$ 6,896,622	$ 9,639,057	$ 7,650,269
Cost of Revenue	804,986	1,057,215	2,801,066	2,989,290	4,197,024	3,080,116
NET REVENUE	2,167,986	1,401,966	6,083,968	3,907,332	5,442,033	4,570,153
EXPENSES
Selling. general and administrative expenses	2,996,804	4,363,964	10,004,350	13,336,888	17,621,865	18,562,369
Research and development expenses	452,956	876,460	1,863,551	2,526,550	3,229,879	2,744,587
TOTAL OPERATING EXPENSES	3,449,760	5,240,424	11,867,901	15,863,438	20,851,744	21,306,956
LOSS FROM OPERATIONS	(1,281,774)	(3,838,458)	(5,783,933)	(11,956,106)	(15,409,711)	(16,736,803)
Interest expense [Note 5, 6 and 9]	(790,080)	(413,402)	(2,203,860)	(1,205,342)	(1,839,159)	(1,283,570)
Accretion and amortization expenses [Note 5,6]	(422,706)	(51,061)	(1,576,345)	(151,970)	(743,459)	(9,286,023)
Change in fair value of derivative liabilities [Note 8]	(326,683)	(99,705)	(244,014)	(469,971)	(483,873)	(683,559)
Gain (loss) upon convertible promissory notes conversion and redemption	2,148	5,391	15,280	(85,537)	(71,119)	(1,155,642)
Other (expense) income [Note 13]	11,004	(119,880)	(118,941)	(116,989)	(110,822)	15,120
NET LOSS BEFORE INCOME TAXES	(2,808,091)	(4,517,115)	(9,911,813)	(13,985,915)	(18,658,143)	(29,130,477)
Income taxes
NET LOSS BEFORE DIVIDENDS	(2,808,091)	(4,517,115)	(9,911,813)	(13,985,915)	(18,658,143)	(29,130,477)
Adjustment: Preferred Stock Dividends	(237,904)	(230,374)	(617,043)	(690,330)	(875,540)	(1,088,977)
NET LOSS ATTRIBUTABLE TO COMMON STOCKLHOLDERS	(3,045,995)	(4,747,489)	(10,528,856)	(14,676,245)	(19,533,683)	(30,219,454)
Translation adjustment	(204,501)	(72,823)	(99,091)	625,698	615,859	(134,470)
COMPREHENSIVE LOSS	$ (3,250,496)	$ (4,820,312)	$ (10,627,947)	$ (14,050,547)	$ (18,917,824)	$ (30,353,924)
LOSS PER SHARE, BASIC	$ (0.339)	$ (0.546)	$ (1.191)	$ (1.699)	$ (0.376)	$ (0.665)
LOSS PER SHARE, DILUTED	$ (0.339)	$ (0.546)	$ (1.191)	$ (1.699)	$ (0.376)	$ (0.665)
WEIGHTED AVERAGE NUMBER OF COMMON SHARES OUTSTANDING - BASIC	8,979,430	8,690,506	8,842,890	8,635,900	51,957,841	45,449,720
WEIGHTED AVERAGE NUMBER OF COMMON SHARES OUTSTANDING - DILUTED	8,979,430	8,690,506	8,842,890	8,635,900	51,957,841	45,449,720